CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME
Net sales	$ 104,406	$ 110,536	$ 427,288	$ 404,642
Cost of goods sold	64,217	66,577	256,598	251,704
Gross profit	40,189	43,959	170,690	152,938
Operating expenses
Selling, general and administrative	53,950	28,051	114,962	106,627
Restructuring and transaction costs	599	321	3,430	5,822
Related party expense	122	153	579	1,635
Other general expense (income)				(10,950)
Total operating expenses	54,671	28,525	118,971	103,134
Operating (loss) income	(14,482)	15,434	51,719	49,804
Other expense
Interest expense	(1,490)	(5,044)	(16,425)	(24,388)
Loss on extinguishment of debt			(15,155)	(200)
Other expense, net	(205)	(44)	(947)	2,659
Total other expense, net	(1,695)	(5,088)	(32,527)	(21,929)
(Loss) income before provision for income taxes	(16,177)	10,346	19,192	27,875
Benefit (provision) for income taxes	6,012	(3,482)	(6,531)	10,578
Net (loss) income	$ (10,165)	$ 6,864	$ 12,661	$ 38,453
Net (loss) income per share:
Basic	$ (0.30)	$ 0.25	$ 0.44	$ 1.40
Diluted	$ (0.30)	$ 0.25	$ 0.44	$ 1.40
Weighted average shares outstanding:
Basic	34,446,318	27,483,350	28,598,692	27,483,350
Diluted	34,446,318	27,483,350	28,598,692	27,483,350
Net (loss) income	$ (10,165)	$ 6,864	$ 12,661	$ 38,453
Other comprehensive income:
Unrealized holding gains, net of tax	3,077		767
Reclassification adjustments for gains included in net income, net of tax	131		146
Total unrealized gains on interest rate swaps, net of tax	3,208		913
Foreign currency translation adjustments, net of tax	(360)	284	30	420
Other comprehensive income	2,848	284	943	420
Comprehensive (loss) income, net of tax	$ (7,317)	$ 7,148	$ 13,604	$ 38,873